INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Intangible Assets
Amortization of intangible assets	$ 369	$ 577
Estimated amortization of intangible assets for 2018	181
Estimated amortization of intangible assets for 2019	155
Software
Intangible Assets
Cost	7,094
Accumulated Amortization	6,758
Net Book Value	$ 336	$ 623